Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Columbia Variable Portfolio – Intermediate Bond Fund - Class 1
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Intermediate Bond Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Intermediate Bond Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector allocation
| Overall, sector allocation decisions contributed to relative performance. Contributions primarily came from out-of-benchmark allocations to non-agency mortgage-backed securities, high-yield corporate bonds, and an overweight allocation to asset-backed securities.
Security selection
| Overall, security selection contributed to relative results. Contributions primarily came from positive selection across structured credit sectors including residential and commercial mortgages as well as asset-backed securities. Additionally, positive selection came from the investment-grade corporate sector.
Top Performance Detractors
Duration
| The Fund’s longer-than-benchmark duration positioning detracted from relative results as U.S. Treasury yields moved higher across maturities longer than one year.
Sector allocation
| Overall, sector allocation decisions contributed to relative performance. This was partially offset, however, by detractors from relative performance, including an overweight to agency mortgage-backed securities and an underweight to investment-grade corporate bonds.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	1.97	0.20	1.91
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 2,810,908,522
Holdings Count | Holding	951
Advisory Fees Paid, Amount	$ 16,205,723
Investment Company, Portfolio Turnover	212.00%
Additional Fund Statistics [Text Block]
Key
Fund Statistics
Fund net assets	$ 2,810,908,522
Total number of portfolio holdings	951
Management services fees (represents 0.48% of Fund average net assets)	$ 16,205,723
Portfolio turnover for the reporting period	212%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	65%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	1.0%
Foreign Exchange Risk	0.1%
Interest Rate Risk	104.4%
Short
Credit Risk	2.4%
Interest Rate Risk	69.5%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Columbia Variable Portfolio – Intermediate Bond Fund - Class 2
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Intermediate Bond Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Intermediate Bond Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 78	0.77%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector allocation
| Overall, sector allocation decisions contributed to relative performance. Contributions primarily came from out-of-benchmark allocations to non-agency mortgage-backed securities, high-yield corporate bonds, and an overweight allocation to asset-backed securities.
Security selection
| Overall, security selection contributed to relative results. Contributions primarily came from positive selection across structured credit sectors including residential and commercial mortgages as well as asset-backed securities. Additionally, positive selection came from the investment-grade corporate sector.
Top Performance Detractors
Duration
| The Fund’s longer-than-benchmark duration positioning detracted from relative results as U.S. Treasury yields moved higher across maturities longer than one year.
Sector allocation
| Overall, sector allocation decisions contributed to relative performance. This was partially offset, however, by detractors from relative performance, including an overweight to agency mortgage-backed securities and an underweight to investment-grade corporate bonds.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	1.73	(0.06)	1.65
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 2,810,908,522
Holdings Count | Holding	951
Advisory Fees Paid, Amount	$ 16,205,723
Investment Company, Portfolio Turnover	212.00%
Additional Fund Statistics [Text Block]
Key
Fund Statistics
Fund net assets	$ 2,810,908,522
Total number of portfolio holdings	951
Management services fees (represents 0.48% of Fund average net assets)	$ 16,205,723
Portfolio turnover for the reporting period	212%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	65%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	1.0%
Foreign Exchange Risk	0.1%
Interest Rate Risk	104.4%
Short
Credit Risk	2.4%
Interest Rate Risk	69.5%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily
Columbia Variable Portfolio – Intermediate Bond Fund - Class 3
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Intermediate Bond Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Intermediate Bond Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$ 66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector allocation
| Overall, sector allocation decisions contributed to relative performance. Contributions primarily came from out-of-benchmark allocations to non-agency mortgage-backed securities, high-yield corporate bonds, and an overweight allocation to asset-backed securities.
Security selection
| Overall, security selection contributed to relative results. Contributions primarily came from positive selection across structured credit sectors including residential and commercial mortgages as well as asset-backed securities. Additionally, positive selection came from the investment-grade corporate sector.
Top Performance Detractors
Duration
| The Fund’s longer-than-benchmark duration positioning detracted from relative results as U.S. Treasury yields moved higher across maturities longer than one year.
Sector allocation
| Overall, sector allocation decisions contributed to relative performance. This was partially offset, however, by detractors from relative performance, including an overweight to agency mortgage-backed securities and an underweight to investment-grade corporate bonds.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	1.85	0.08	1.78
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 2,810,908,522
Holdings Count | Holding	951
Advisory Fees Paid, Amount	$ 16,205,723
Investment Company, Portfolio Turnover	212.00%
Additional Fund Statistics [Text Block]
Key
Fund Statistics
Fund net assets	$ 2,810,908,522
Total number of portfolio holdings	951
Management services fees (represents 0.48% of Fund average net assets)	$ 16,205,723
Portfolio turnover for the reporting period	212%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	65%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	1.0%
Foreign Exchange Risk	0.1%
Interest Rate Risk	104.4%
Short
Credit Risk	2.4%
Interest Rate Risk	69.5%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily